CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

(Dollars in millions)	December 31, 2025	December 31, 2024
Cash and bank balances	$948.6	$1,127.1
Less: Pledged deposits	—	(0.1)
Time deposits	(46.7)	(840.3)

Cash and cash equivalents	901.9	286.7

Denominated in U.S. dollars	839.8	230.8
Denominated in RMB	9.7	19.3
Denominated in EUR	52.4	36.6

Cash and cash equivalents	$901.9	$286.7